CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (38,853)			$ (51,998)			$ (107,217)	$ (65,445)	$ (256,725)	$ (111,581)	$ (96,829)
Other comprehensive income (loss), net of nil tax:
Changes in fair value of available-for-sale securities	0			4	$ (20)		0	(16)
Foreign currency translation adjustments	(8,127)	$ (9,012)	$ 1,209	(951)	$ (40)	$ (693)	(15,930)	(1,683)	(1,385)	3,158	407
Comprehensive loss	(46,980)			(52,945)			(123,147)	(67,144)	(258,110)	(108,423)	(96,422)
Comprehensive loss (gain) attributable to non-controlling interest	3,075			273			6,756	864	2,020	9,238	(844)
Comprehensive loss attributable to Ideanomics, Inc. shareholders	$ (43,905)			$ (52,672)			$ (116,391)	$ (66,280)	$ (256,090)	$ (99,369)	$ (98,093)